SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Schedule of useful life of the assets at annual rates

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

%
Computers and hardware	15 – 33
Office furniture and equipment	6 – 20
Leasehold improvements	See below